Fair value measurements and the fair value option	12 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value measurements and the fair value option

5. Fair value measurements and the fair value option

Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

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Level 1—Quoted prices (unadjusted in active markets for identical assets or liabilities)
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Level 2—Inputs other than quoted prices in active markets that are observable either directly or indirectly
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Level 3—Unobservable inputs in which there is little or no market data, which require the Company to develop its own assumptions

This hierarchy requires the use of observable market data when available and to minimize the use of unobservable inputs when determining fair value. The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis:

	Fair value measurement at
	reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
June 30, 2022
Assets:
Available for sale securities	$2,744	$—	$—
Liabilities:
Convertible notes	$—	$—	$12,342
June 30, 2021
Assets:
Equity investment in VericiDx	$9,295	$—	$—

As further described in Note 9, in April 2022 the Company issued convertible promissory notes (the “Notes”) to various investors. The fair value option, as prescribed by ASC 815, Derivatives and Hedging, was elected and applied in connection with the preparation of these consolidated financial statements. The fair value of the Notes is determined using a scenario-based analysis that estimates the fair value based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the noteholders.

The Company adjusts the carrying value of the Notes to their estimated fair value at each reporting date, with qualifying increases or decreases in the fair value recorded as change in fair value of convertible promissory notes in the statements of operations and comprehensive loss. Changes in the fair value resulting from changes in the instrument-specific credit risk will be presented separately in other comprehensive income.

(in thousands)	June 30, 2022
Balance at the beginning of the year	$—
Issuance of convertible promissory notes	16,959
Fair value adjustments	(3,998)
Change in credit risk	(536)
FX Impact	(83)
Balance at June 30, 2022	$12,342

Non-financial assets and liabilities

The Company’s non-financial assets, which primarily consist of property and equipment and equity method investments, are not required to be measured at fair value on a recurring basis, and instead are reported at carrying value in its consolidated balance sheet. However, on a periodic basis or whenever events or changes in circumstances indicate that they may not be fully recoverable, the respective carrying value of non-financial assets are assessed for impairment and, if ultimately considered impaired, are adjusted and written down to their fair value, as estimated based on consideration of external market participant assumptions.

During the year ended June 30, 2021, based on sales forecasts, the Company concluded that its equity method investment in Kantaro was impaired due to a shift in focus from COVID antibody testing to promoting vaccination in the United States and European Union. As a result of this shift, demand for COVID antibody testing decreased. The forecasts indicate there is a prolonged period of time that Kantaro’s fair value is below the carrying value of the investment and the discounted and undiscounted cash flows are also below the carrying value of the investment. For these reasons, the Company concluded the decline in value is other-than-temporary. As such, during the year ended June 30, 2021, the Company determined the fair value using a discounted cash flow model and concluded that the fair value of the equity method investment in Kantaro was zero. Accordingly, during the year ended June 30, 2021 the Company recorded a $1.9 million impairment charge within equity in losses of affiliate in the consolidated statements of operations.